Share Capital (Schedule Of Assumptions Used To Estimate Fair Value Of Options Granted and Warrants Issued) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.09%	1.66%
Expected life	10 months 24 days	3 years
Expected volatility	39.00%	65.00%
Expected dividends
Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 10.33
Theoretical ex-rights share price	$ 8.62
Risk-free interest rate	0.46%
Expected life	3 years
Expected volatility	60.00%
Expected dividends